Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Lease liabilities
Schedule of net debt

		Cash and	Other
		cash	financial
	Leases	equivalents	assets	Total
Net debt as at January 1, 2020	(550,245)	31,536,803	13,938	31,000,496
Cash flows	367,412	(12,193,082)	50,992	(11,774,678)
Acquisition — Leases	(27,612)	—	—	(27,612)
Effect of modification to lease terms	(434,150)	—	—	(434,150)
Disposals	77,199	—	—	77,199
Foreign exchange differences	—	(648,681)	—	(648,681)
Net debt as at December 31, 2020	(567,396)	18,695,040	64,930	18,192,574
Cash flows	309,617	1,667,326	(47,785)	1,929,158
Acquisition — Leases	(2,000)	—	—	(2,000)
Effect of modification to lease terms	(226,578)	—	—	(226,578)
Disposals	4,343	—	—	4,343
Foreign exchange differences	—	122,470	—	122,470
Net debt as at December 31, 2021	(482,014)	20,484,836	17,145	20,019,967

Schedule of lease liabilities

			More	Total	Carrying
	Less than	1 to 5	than	cash out	amount
At December, 31 2021	1 Year	Years	5 Years	flows	liabilities
Lease Liabilities	315,412	202,526	—	517,938	482,014

			More	Total	Carrying
	Less than	1 to 5	than	cash out	amount
At December, 31 2020	1 Year	Years	5 Years	flows	liabilities
Lease Liabilities	331,911	270,133	—	602,044	567,396